PORTFOLIO OF INVESTMENTS – as of March 31, 2021 (Unaudited)

Natixis Oakmark Fund

Shares	Description	Value (†)
Common Stocks	– 96.5% of Net Assets
	Aerospace & Defense – 0.9%
14,400	General Dynamics Corp.	$2,614,464

	Automobiles – 2.8%
136,800	General Motors Co.(a)	7,860,528

	Banks – 8.5%
252,500	Bank of America Corp.	9,769,225
124,800	Citigroup, Inc.	9,079,200
126,445	Wells Fargo & Co.	4,940,206

		23,788,631

	Beverages – 3.5%
26,800	Constellation Brands, Inc., Class A	6,110,400
108,004	Keurig Dr Pepper, Inc.	3,712,098

		9,822,498

	Biotechnology – 1.6%
9,410	Regeneron Pharmaceuticals, Inc.(a)	4,452,247

	Capital Markets – 11.8%
86,400	Bank of New York Mellon Corp. (The)	4,085,856
120,000	Charles Schwab Corp. (The)	7,821,600
19,965	Goldman Sachs Group, Inc. (The)	6,528,555
59,300	KKR & Co., Inc.	2,896,805
9,065	Moody’s Corp.	2,706,899
8,540	S&P Global, Inc.	3,013,510
71,900	State Street Corp.	6,040,319

		33,093,544

	Consumer Finance – 9.2%
244,100	Ally Financial, Inc.	11,035,761
36,244	American Express Co.	5,126,352
75,705	Capital One Financial Corp.	9,631,947

		25,794,060

	Electronic Equipment, Instruments & Components – 1.7%
37,000	TE Connectivity Ltd.	4,777,070

	Entertainment – 2.0%
10,565	Netflix, Inc.(a)	5,511,338

	Health Care Providers & Services – 5.5%
55,585	CVS Health Corp.	4,181,660
30,407	HCA Healthcare, Inc.	5,726,854
13,515	Humana, Inc.	5,666,164

		15,574,678

	Hotels, Restaurants & Leisure – 6.5%
2,920	Booking Holdings, Inc.(a)	6,803,133
46,445	Hilton Worldwide Holdings, Inc.(a)	5,616,129

Shares	Description	Value (†)
Common Stocks – continued
	Hotels, Restaurants & Leisure – continued
156,800	MGM Resorts International	$5,956,832

		18,376,094

	Industrial Conglomerates – 2.0%
433,500	General Electric Co.	5,691,855

	Insurance – 3.9%
130,695	American International Group, Inc.	6,039,416
38,520	Reinsurance Group of America, Inc.	4,855,446

		10,894,862

	Interactive Media & Services – 6.9%
5,185	Alphabet, Inc., Class A(a)	10,694,166
29,125	Facebook, Inc., Class A(a)	8,578,186

		19,272,352

	Internet & Direct Marketing Retail – 2.5%
79,111	eBay, Inc.	4,844,757
180,230	Qurate Retail, Inc., Class A	2,119,505

		6,964,262

	IT Services – 8.6%
20,720	Automatic Data Processing, Inc.	3,905,098
165,100	DXC Technology Co.(a)	5,161,026
36,100	Fiserv, Inc.(a)	4,297,344
30,165	Gartner, Inc.(a)	5,506,621
5,270	MasterCard, Inc., Class A	1,876,383
15,905	Visa, Inc., Class A	3,367,566

		24,114,038

	Machinery – 3.4%
25,681	Caterpillar, Inc.	5,954,653
14,005	Cummins, Inc.	3,628,836

		9,583,489

	Media – 4.6%
8,745	Charter Communications, Inc., Class A(a)	5,395,840
139,300	Comcast Corp., Class A	7,537,523

		12,933,363

	Oil, Gas & Consumable Fuels – 6.4%
247,998	APA Corp.	4,439,164
39,231	ConocoPhillips	2,078,066
46,930	Diamondback Energy, Inc.	3,448,886
110,124	EOG Resources, Inc.	7,987,294

		17,953,410

	Real Estate Management & Development – 1.0%
35,700	CBRE Group, Inc., Class A(a)	2,824,227

	Software – 1.4%
15,483	Workday, Inc., Class A(a)	3,846,442

Shares	Description	Value (†)
Common Stocks	– continued
	Tobacco – 1.0%
54,200	Altria Group, Inc.	$2,772,872

	Wireless Telecommunication Services – 0.8%
18,100	T-Mobile US, Inc.(a)	2,267,749

	Total Common Stocks (Identified Cost $184,181,511)	270,784,073

Principal Amount
Short-Term Investments – 3.8%
$10,531,970	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2021 at 0.000% to be repurchased at $10,531,970 on 4/01/2021 collateralized by $10,454,400 U.S. Treasury Note, 1.250% due 8/31/2024 valued at $10,742,690 including accrued interest(b) (Identified Cost $10,531,970)	10,531,970

	Total Investments – 100.3% (Identified Cost $194,713,481)	281,316,043
	Other assets less liabilities – (0.3)%	(777,761)

	Net Assets – 100.0%	$280,538,282

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$270,784,073	$—	$—	$270,784,073
Short-Term Investments	—	10,531,970	—	10,531,970

Total	$270,784,073	$10,531,970	$—	$281,316,043

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2021 (Unaudited)

Capital Markets	11.8%
Consumer Finance	9.2
IT Services	8.6
Banks	8.5
Interactive Media & Services	6.9
Hotels, Restaurants & Leisure	6.5
Oil, Gas & Consumable Fuels	6.4
Health Care Providers & Services	5.5
Media	4.6
Insurance	3.9
Beverages	3.5
Machinery	3.4
Automobiles	2.8
Internet & Direct Marketing Retail	2.5
Industrial Conglomerates	2.0
Entertainment	2.0
Other Investments, less than 2% each	8.4
Short-Term Investments	3.8

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%